Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
MUNICIPAL BONDS & NOTES 89.9%
ALABAMA 4.7%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033		$550		$550
Alabama Housing Finances Authority, Revenue Notes, (HUD Insured), Series 2024
5.000% due 11/01/2027		2,750		2,768
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055		4,400		4,493
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.020% (MUNIPSA) due 10/01/2052 ~		3,500		3,491
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054		9,700		10,470
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055		14,000		14,935
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055		15,450		16,467
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035		12,500		12,637
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033		1,350		1,415
5.000% due 01/01/2034		44,250		46,420
5.000% due 11/01/2036		18,000		18,950
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054		3,000		3,300
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054		8,700		9,373
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054		12,705		12,779
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049		8,200		8,651
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051		10,150		10,322
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054		3,000		3,171
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035		18,800		19,632
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056		2,810		2,870
5.250% due 03/01/2055		26,900		27,883
5.250% due 11/01/2055		3,700		4,007
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035		7,700		8,196

				242,780

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062		7,575		7,840

ARIZONA 1.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059		14,675		13,704
Arizona Industrial Development Authority Revenue Bonds,(BAM Insured), Series 2026
5.000% due 07/01/2065		9,500		9,631
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037		3,400		3,447
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049		14,200		14,427
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041		5,000		4,991
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042		2,500		2,448
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038		1,250		1,248
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2042		8,000		8,956

				58,852

ARKANSAS 0.9%
Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.500% due 07/01/2048		5,000		5,607

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.000% due 09/01/2046	41,200		41,665

			47,272

CALIFORNIA 5.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (e)	5,000		3,042
Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	3,000		3,074
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.500% due 07/01/2054	5,500		5,456
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	3,455		3,773
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	11,600		12,351
5.000% due 11/01/2055	6,015		6,185
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	28,150		28,959
5.000% due 01/01/2056	9,300		9,598
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	3,500		3,491
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750		1,789
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	9,600		9,648
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	20,500		20,742
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000		4,746
5.000% due 01/01/2056	1,250		1,103
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.875% due 11/01/2043	2,000		2,067
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	2,100		2,126
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	2,000		2,031
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125		2,044
California Municipal Finance Authority Revenue Bonds, Series 2025
4.326% due 11/20/2040	9,646		9,625
California Municipal Finance Authority Revenue Bonds, Series 2026
5.000% due 09/01/2044	1,000		1,102
5.000% due 09/01/2046	1,350		1,458
California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000		3,000
California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	6,800		7,080
California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	5,355		4,715
Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	5,900		6,328
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,725		2,498
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2027	5,650		5,796
Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,575		1,529
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	4,000		3,096
3.850% due 06/01/2050	1,655		1,520
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,600		1,606
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2060	3,500		3,748
Long Beach Unified School District, California General Obligation Bonds, Series 2026
5.000% due 08/01/2038	7,240		8,483
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.250% due 06/01/2047	2,000		2,099
Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430		4,109
Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000		5,486
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2030	3,425		3,689
5.000% due 05/15/2035	1,250		1,406
Los Angeles Unified School District, California General Obligation Bonds, Series 2026
5.000% due 07/01/2045	8,000		8,878
Merced City School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,500		2,649
5.000% due 08/01/2054	4,740		4,994
Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (d)	5,000		1,925
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,050		1,073

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	4,500		4,571
San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	1,990		1,918
San Francisco Unified School District, California General Obligation Bonds, Series 2025
5.000% due 06/15/2042	2,675		2,920
5.000% due 06/15/2043	1,855		2,019
5.000% due 06/15/2044	1,250		1,353
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2035	5,560		6,192
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2034	7,700		8,606
University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	13,000		13,682
University of California Revenue Bonds, Series 2026
5.000% due 11/15/2045	2,650		2,946
5.000% due 11/15/2046	2,750		3,031
5.250% due 05/15/2039	3,100		3,741
5.500% due 05/15/2043	10,300		12,096

			283,192

COLORADO 2.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	2,000		1,933
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	5,500		5,908
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	3,500		3,767
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,000		12,672
4.000% due 08/01/2044	4,915		4,717
5.000% due 08/01/2044	6,000		6,143
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2040	3,925		4,168
5.250% due 11/01/2039	2,000		2,179
Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 09/01/2035	10,950		12,233
Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.350% due 06/01/2054	7,500		7,474
Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	7,000		7,294
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	5,515		5,453
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	1,000		960
Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	15,500		15,341
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2044	1,250		1,326
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000		1,008
6.000% due 12/01/2055	2,500		2,694
Denver, Colorado City & County Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 10/01/2042	2,000		2,140
Denver, Colorado Pledged Excise Tax City & County Revenue Bonds, Series 2016
4.000% due 08/01/2046	8,435		8,153
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	9,943		10,292
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250		1,341
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930		8,356
Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300		1,265

			126,817

CONNECTICUT 0.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500		3,794
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875		1,893
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000		2,021
University of Connecticut Revenue Bonds, Series 2023
5.250% due 11/15/2048	1,710		1,852

			9,560

DISTRICT OF COLUMBIA 1.6%
District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,000		5,587
5.000% due 06/01/2043	9,000		9,986
5.000% due 06/01/2045	10,000		10,920

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2018
5.000% due 10/01/2049		10,200		10,380
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2048		4,050		4,073
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039		2,500		2,690
5.250% due 10/01/2041		2,000		2,177
5.250% due 10/01/2045		4,375		4,664
5.250% due 10/01/2046		2,000		2,117
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047		1,790		1,770
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054		14,900		15,447
5.000% due 07/15/2056		10,250		10,610

				80,421

FLORIDA 4.3%
Brevard County, Florida Health Facilities Authority Revenue Notes, Series 2026
5.000% due 07/01/2034		18,200		20,367
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035		1,230		1,211
Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043		1,250		1,295
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049		1,500		1,550
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051		2,000		1,902
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044		11,700		11,596
5.250% due 07/01/2047		6,600		6,582
5.250% due 07/01/2053		25,650		25,431
Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035		1,850		1,880
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052		4,275		4,291
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033		2,000		2,171
Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052		2,000		2,094
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059		7,000		7,648
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
2.850% due 11/15/2054		10,550		10,550
Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043		5,000		5,409
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2041		7,000		7,181
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065		8,250		9,214
Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038		1,000		1,110
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027		865		876
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2026
5.000% due 10/01/2038 (b)		24,800		27,380
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046		1,900		1,967
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051		2,605		2,703
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049		2,500		2,297
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050		1,300		1,231
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035		1,650		1,782
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049		2,800		2,929
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041		1,000		1,072
5.000% due 10/01/2053		4,000		4,086
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054		1,500		1,506
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 10/01/2049		3,300		2,999
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047		150		153
Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2034		9,005		10,274
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)		1,200		1,022
0.000% due 10/01/2033 (d)		1,680		1,258
School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022
5.000% due 03/15/2052		5,000		5,145
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042		24,700		24,674

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
South Miami Health Facilities Authority Inc, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2042		2,040		2,007
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)		750		520
0.000% due 09/01/2036 (d)		800		530
0.000% due 09/01/2038 (d)		1,000		602
0.000% due 09/01/2045 (d)		850		329
4.000% due 07/01/2039		1,200		1,181
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042		2,250		2,252

				222,257

GEORGIA 1.7%
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, (FNMA Insured), Series 2024
4.370% due 05/01/2044		6,450		6,407
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034		1,000		1,061
5.000% due 07/01/2037		500		527
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045		1,000		979
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2048		10,000		10,420
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025
5.000% due 10/01/2055		7,800		8,175
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043		3,000		3,034
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053		5,000		5,263
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054		3,700		3,957
5.000% due 12/01/2054		3,600		3,873
5.000% due 05/01/2055		1,800		1,921
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055		17,500		18,619
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049		9,060		9,106
5.000% due 01/01/2063		3,340		3,352
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045		2,000		2,072
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2039		1,000		1,102
5.250% due 01/01/2049		5,000		5,282

				85,150

IDAHO 0.0%
Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040		2,000		2,193

ILLINOIS 5.0%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036		2,000		1,970
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040		5,600		5,583
6.250% due 12/01/2050		19,000		20,181
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037		3,500		3,763
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047		15,000		15,045
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2053		5,000		5,092
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2048		4,500		4,698
5.250% due 01/01/2041		1,000		1,092
5.250% due 01/01/2042		1,000		1,087
5.250% due 01/01/2048		1,470		1,525
Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033		5,405		5,949
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049		8,000		8,321
Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035		1,610		1,659
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041		1,530		1,609
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040		6,000		6,584
Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043		5,400		5,598
Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038		3,090		2,982
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036		3,290		3,312
5.000% due 02/15/2029		4,500		4,559

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043		7,600		7,768
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041		5,000		4,809
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2045		3,830		3,460
Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2039		3,000		3,257
5.000% due 08/15/2040		2,000		2,161
5.000% due 08/15/2041		2,500		2,708
5.000% due 08/15/2043		6,500		6,915
Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055		5,406		5,091
Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034		4,000		4,404
Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033		1,000		954
Illinois Sales Tax State Revenue Bonds, Series 2025
5.000% due 06/15/2038		12,500		13,786
Illinois Sales Tax State Revenue Bonds, Series 2026
5.000% due 06/15/2041		3,500		3,834
5.000% due 06/15/2043		3,250		3,539
5.000% due 06/15/2045		1,500		1,612
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2037		3,300		3,287
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037		890		900
5.000% due 10/01/2033		1,610		1,673
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034		1,350		1,362
4.000% due 10/01/2035		8,000		8,050
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043		5,650		5,941
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037		2,900		3,167
5.000% due 02/01/2039		5,000		5,426
5.250% due 05/01/2042		12,000		12,974
Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042		10,500		11,179
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040		4,280		4,285
Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045		2,340		2,456
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)		4,500		2,899
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050		15,480		13,807
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2039		3,200		3,570
5.000% due 06/01/2040		3,885		4,294
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048		4,350		3,952
5.000% due 01/01/2037		1,150		1,175

				255,304

INDIANA 2.4%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
6.028% due 07/01/2060		8,150		8,115
Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030		2,025		1,951
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030		3,975		3,908
4.250% due 11/01/2030		15,835		16,354
Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)		5,595		1
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036		2,200		2,465
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049		1,400		1,402
5.000% due 07/01/2054		100		100
Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054		17,500		17,500
5.000% due 10/01/2063		6,500		7,081
Indiana Finance Authority Revenue Bonds, Series 2026
5.000% due 11/01/2037		14,770		16,498
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022
5.250% due 01/01/2048		2,150		2,253
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038		2,150		2,319
6.000% due 03/01/2053		5,000		5,229
Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055		2,000		2,021
Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055		2,000		2,021

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	3,980		4,124
Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500		10,900
Whiting, Indiana Revenue Bonds, Series 2019
4.000% due 12/01/2044	19,000		19,374

			123,616

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000		7,515
5.000% due 12/01/2050	1,700		1,923

			9,438

KENTUCKY 1.6%
Kentucky Bond Development Corp. Revenue Bonds, (AGM Insured), Series 2026
4.750% due 07/01/2056	7,525		7,472
5.000% due 07/01/2039	950		1,049
5.000% due 07/01/2040	850		935
5.000% due 07/01/2041	800		875
5.000% due 07/01/2042	725		788
5.000% due 07/01/2065	9,250		9,326
5.250% due 07/01/2051	2,500		2,625
5.250% due 07/01/2061	5,800		6,008
Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	8,350		9,273
Kentucky Bond Development Corp. Revenue Bonds, Series 2026
5.000% due 10/31/2043	2,750		2,998
5.250% due 10/31/2051	5,500		5,822
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670		1,438
Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,600		3,808
Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	15,650		16,504
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000		1,010
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025
5.000% due 05/15/2050	4,610		4,856
Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	7,000		7,061
Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2054	2,000		2,076

			83,924

LOUISIANA 0.6%
Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	9,100		9,744
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500		1,618
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.250% due 01/01/2042	17,180		18,496

			29,858

MAINE 0.2%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560		1,527
4.000% due 12/01/2034	1,580		1,549
4.000% due 12/01/2035	1,395		1,358
4.000% due 12/01/2036	1,460		1,411
4.250% due 12/01/2037	1,440		1,433
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2032	1,670		1,771

			9,049

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	4,580		4,166
Maryland Economic Development Corp. Revenue Bonds, (AGM Insured), Series 2026
5.000% due 07/01/2039	400		440
5.000% due 07/01/2046	1,565		1,661
5.250% due 07/01/2061	3,200		3,346
Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	8,000		8,651
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	2,000		2,190
5.000% due 07/01/2044	3,500		3,805

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
5.000% due 07/01/2045	2,545		2,741

			27,000

MASSACHUSETTS 3.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017
4.000% due 02/01/2041	3,435		3,435
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000		2,001
Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 01/01/2049	13,000		13,287
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000		5,199
5.000% due 11/01/2052	4,200		4,369
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	12,900		13,805
Commonwealth of Massachusetts General Obligation Bonds, Series 2026
5.000% due 02/01/2055	33,085		34,773
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022
5.000% due 06/01/2050	15,000		15,614
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	11,600		12,234
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500		2,500
Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	4,000		3,761
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2055	4,000		3,992
5.500% due 07/01/2045	2,250		2,369
Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350		1,470
University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	6,300		6,466
University of Massachusetts Building Authority Revenue Notes, Series 2026
5.000% due 11/01/2034	8,500		9,826
5.000% due 11/01/2035	9,000		10,488
5.000% due 11/01/2036	9,025		10,575

			156,164

MICHIGAN 1.4%
Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	14,660		11,997
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2033	800		890
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.248% (TSFR3M) due 07/01/2032 ~	475		474
Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420		1,428
Grand Rapids, Michigan General Obligation Bonds, Series 2025
5.000% due 04/01/2050	3,435		3,605
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	8,125		7,314
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,235		2,803
5.000% due 06/01/2040	2,500		2,594
Michigan State Building Authority Revenue Bonds, Series 2022
5.000% due 10/15/2047	3,500		3,681
Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	1,400		1,333
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	17,150		18,986
Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2046	5,320		5,080
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625		1,819
5.250% due 12/01/2036	1,710		1,903
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265		1,350
5.000% due 12/01/2032	1,405		1,548
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.250% due 11/15/2049	1,000		1,061
5.250% due 11/15/2054	3,750		3,949

			71,815

MINNESOTA 1.0%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	4,600		4,634
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	4,000		4,237
5.000% due 07/01/2032	3,000		3,300
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2049	10,560		10,571
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2035	1,350		1,457

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022
5.000% due 01/01/2032	1,075		1,175
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	9,385		10,464
Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	5,440		5,484
Rochester, Minnesota Revenue Bonds, Series 2026
5.000% due 11/15/2042	4,000		4,491
St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	3,700		3,761

			49,574

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000		1,072
5.000% due 03/01/2042	1,000		1,070
5.000% due 03/01/2043	1,000		1,067
5.000% due 03/01/2044	1,000		1,061
5.000% due 03/01/2045	1,000		1,055

			5,325

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	5,500		5,394
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2041	800		878
5.000% due 11/15/2042	700		765
5.000% due 11/15/2043	820		891
5.000% due 11/15/2044	2,850		3,070
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630		4,827
5.000% due 03/01/2054	7,000		7,018
Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000		3,200
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	3,370		3,747

			29,790

MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds, Series 2026
5.000% due 06/01/2056	2,750		3,072

MULTI-STATE 1.9%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	5,283		5,354
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.870% due 01/25/2043	19,758		20,668
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	18,256		18,284
4.140% due 01/25/2040	9,690		9,489
4.555% due 08/25/2040	18,932		19,579
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(f)	4,953		5,148
4.686% due 10/25/2040	11,891		12,404
4.705% due 04/25/2042 ~	6,242		6,558

			97,484

NEBRASKA 0.0%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	2,250		2,326

NEVADA 0.1%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	2,000		1,941
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000		932
Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500		2,545

			5,418

NEW HAMPSHIRE 1.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,784		3,664
3.875% due 01/20/2038	9,638		9,358
New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.597% due 08/20/2039 (a)	14,642		544
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~	17,196		16,933
4.220% due 11/20/2042	17,940		17,605

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
4.794% due 02/20/2041	15,827		16,469
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2036	3,255		3,685
5.000% due 08/01/2037	2,500		2,812
5.250% due 08/01/2055	5,000		5,230
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	9,625		10,749

			87,049

NEW JERSEY 0.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000		1,011
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	255		255
New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000		996
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	4,565		5,091
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (d)	4,550		3,687
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000		2,013
4.000% due 06/15/2050	1,000		940
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	5,000		5,487
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018
5.000% due 12/15/2028	2,155		2,279
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
5.000% due 12/15/2028	1,100		1,164
New Jersey Turnpike Authority Revenue Bonds, Series 2025
5.000% due 01/01/2043	3,000		3,336
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260		4,419
5.000% due 06/01/2046	14,840		14,821

			45,499

NEW MEXICO 0.2%
Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000		7,539
Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	4,350		4,446

			11,985

NEW YORK 12.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750		3,950
Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	3,145		2,713
Build NYC Resource Corp. New York Revenue Bonds, Series 2024
5.000% due 09/01/2037	1,475		1,565
Build NYC Resource Corp. New York Revenue Notes, Series 2024
5.000% due 09/01/2034	1,550		1,664
Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700		3,897
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	3,600		3,687
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2026
5.000% due 11/01/2046	2,750		2,978
5.000% due 11/01/2047	3,000		3,215
New York City, New York General Obligation Bonds, Series 2015
3.050% due 06/01/2044	40		40
New York City, New York General Obligation Bonds, Series 2018
3.050% due 12/01/2047	15,000		15,000
New York City, New York General Obligation Bonds, Series 2021
4.000% due 08/01/2041	4,000		3,956
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.750% due 11/01/2054	3,700		3,723
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	3,500		3,094
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	2,425		2,457
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
2.900% due 06/15/2044	8,000		8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.000% due 06/15/2044	11,800		11,800
5.250% due 06/15/2052	1,250		1,323
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	5,425		5,803
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	3,500		3,710
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021
4.000% due 07/15/2036	5,000		5,123

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
2.980% due 02/01/2044	10,000		10,000
3.050% due 11/01/2042	12,040		12,040
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
2.900% due 08/01/2045	13,900		13,900
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000		8,020
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	8,250		8,009
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
4.000% due 02/01/2051	2,435		2,243
5.000% due 02/01/2040	5,000		5,384
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 05/01/2053	11,900		12,288
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054	4,600		4,600
5.000% due 11/01/2053	18,240		18,939
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2050	13,000		13,716
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400		2,648
5.250% due 05/01/2048	4,000		4,269
5.250% due 05/01/2050	2,000		2,125
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	6,800		6,509
5.000% due 05/01/2043	5,185		5,674
5.000% due 05/01/2044	3,220		3,506
5.000% due 05/01/2046	7,125		7,619
5.000% due 05/01/2047	5,000		5,284
5.250% due 05/01/2048	3,910		4,203
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000		17,010
5.000% due 11/01/2041	5,405		5,968
5.000% due 11/01/2042	3,000		3,304
5.000% due 11/01/2050	7,040		7,380
New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	13,855		14,325
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	16,500		16,516
5.375% due 11/15/2040	8,005		8,011
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2048	7,500		8,012
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600		6,511
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,895		2,965
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000		1,030
4.000% due 02/15/2047	9,085		8,669
5.000% due 02/15/2048	3,300		3,387
5.000% due 07/01/2050	3,500		3,595
New York State Dormitory Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	1,440		1,480
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000		2,013
4.000% due 05/01/2041	5,350		5,257
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	3,750		3,773
5.000% due 03/15/2055	20,950		21,807
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043	3,190		3,373
5.000% due 07/01/2044	3,595		3,777
5.000% due 07/01/2045	3,000		3,125
5.250% due 07/01/2054	3,000		3,229
New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2053	10,500		11,035
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	2,600		2,392
New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	5,000		5,175
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	8,400		9,318
5.000% due 03/15/2059	30,090		31,339
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2047	6,100		5,684
5.000% due 03/15/2039	2,875		2,989
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300		7,320
5.000% due 03/15/2044	2,500		2,639
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2043	10,000		10,896
New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	4,000		4,214
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	26,400		27,349

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2043	2,250		2,396
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	26,410		27,581
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	5,135		5,339
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,900		5,900
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	800		820
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	3,000		3,090
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000		8,640
New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	12,300		13,743
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.500% due 06/30/2060	2,000		2,042
New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2042	1,875		2,110
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	8,495		8,685
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	730		724
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
4.500% due 12/01/2050	11,000		11,080
5.250% due 12/01/2044	1,325		1,486
5.250% due 12/01/2045	1,150		1,278
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000		5,446
5.000% due 12/01/2038	1,400		1,521
Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2042	2,500		2,812
5.000% due 01/15/2043	2,775		3,104
5.000% due 01/15/2050	7,000		7,438
Schenectady County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.000% due 01/01/2047	7,300		7,301
Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	3,020		2,967
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750		3,905
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	1,500		1,576
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550		1,740
5.000% due 12/01/2041	1,250		1,400
5.000% due 12/01/2050	5,000		5,244

			652,909

NORTH CAROLINA 1.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.850% due 01/15/2037	10,000		10,000
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,599		3,654
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,470		3,835
North Carolina Medical Care Commission Revenue Notes, Series 2026
5.000% due 08/01/2035	16,010		18,213
North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	12,230		12,664
North Carolina State Revenue Bonds, Series 2025
5.000% due 03/01/2038	3,000		3,374
5.000% due 03/01/2039	3,500		3,916
5.000% due 03/01/2040	2,980		3,321

			58,977

NORTH DAKOTA 0.0%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250		2,297

OHIO 3.2%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2040	16,500		18,117
5.000% due 11/01/2041	6,250		6,844
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	63,000		4,280
4.000% due 06/01/2048	13,560		11,951
5.000% due 06/01/2036	2,000		2,099
5.000% due 06/01/2055	46,195		36,238
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	4,400		4,787
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.820% due 11/01/2043	3,000		3,172

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057		3,300		3,129
Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047		7,500		6,813
Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046		5,500		5,174
Montgomery County, Ohio Revenue Bonds, Series 2019
3.050% due 11/15/2045		15,735		15,735
Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038		7,915		7,621
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049		14,275		13,384
Ohio Air Quality Development Authority Revenue Bonds, Series 2026
4.350% due 06/30/2040		3,300		3,348
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055		17,430		19,014
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040		2,675		2,695
Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2036		1,000		990

				165,391

OKLAHOMA 0.3%
Oklahama Water Resources Board Revenue Bonds, Series 2025
5.250% due 04/01/2050		3,400		3,661
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052		2,605		2,621
Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036		1,750		1,673
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028		715		732
5.000% due 08/01/2029		755		778
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053		6,300		6,728

				16,193

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052		1,500		1,450
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039		1,000		984
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (d)		1,500		1,011
Port of Portland, Oregon Airport Revenue Bonds, Series 2022
4.000% due 07/01/2047		4,290		4,033

				7,478

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049		2,500		2,327
5.000% due 12/01/2043		1,000		1,080
Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035		6,000		6,299
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037		415		438
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046		13,335		12,213
4.000% due 07/01/2051		4,500		3,937
5.000% due 07/01/2035		2,605		2,752
5.000% due 07/01/2039		2,800		2,911
5.000% due 07/01/2054		4,400		4,415
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039		11,200		11,076
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046		11,205		11,416
Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049		2,500		2,295
Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.770% (MUNIPSA) due 08/15/2038 ~(f)		3,045		3,008
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039		2,250		2,130
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049		2,000		1,787
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
2.950% due 04/01/2034		7,900		7,899
2.950% due 04/01/2049		4,500		4,499
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041		3,575		3,465
5.250% due 06/30/2053		500		509
5.500% due 06/30/2037		1,850		2,020
5.500% due 06/30/2038		2,000		2,175
5.500% due 06/30/2039		5,500		5,953
6.000% due 06/30/2061		7,000		7,458

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	29,750		29,750
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	13,100		14,436
5.450% due 01/01/2051	2,225		2,429
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2026	1,500		1,500
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000		2,974
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	6,900		6,211
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000		7,722
5.250% due 11/01/2039	5,800		6,361
5.250% due 11/01/2041	5,000		5,437
5.250% due 11/01/2044	3,000		3,209
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,590		3,872
6.250% due 10/01/2054	2,075		2,248
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500		2,303
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,500		2,317
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	4,365		4,528
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	11,000		11,521
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	1,275		1,359
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	3,350		3,696
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.000% due 09/01/2047	2,000		2,002
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000		3,286
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000		1,088
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2030	700		731

			221,042

PUERTO RICO 2.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	17,696		12,741
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	1,725		1,757
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	8,509		8,351
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.162% (0.67*US0003M + 0.520%) due 07/01/2029 ~	5,800		5,718
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	99,794		37,305
0.000% due 07/01/2051 (d)	84,762		23,041
4.500% due 07/01/2034	2,456		2,456
4.750% due 07/01/2053	11,570		11,449
5.000% due 07/01/2058	8,500		8,501
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	4,400		4,402
4.550% due 07/01/2040	10,167		10,201

			125,922

RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.250% due 05/15/2054	5,350		5,562
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000		5,003
5.000% due 06/01/2040	6,770		6,773
5.000% due 06/01/2050	13,800		13,800

			31,138

SOUTH CAROLINA 0.8%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2054	3,750		3,886
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650		667
4.250% due 02/01/2043	675		691
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	5,500		5,920
South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013
4.000% due 12/01/2049	1,000		946
South Carolina Public Service Authority Revenue Bonds, Series 2021
5.000% due 12/01/2051	3,500		3,580

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	6,500		6,771
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000		4,330
5.000% due 12/01/2047	3,500		3,690
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	11,265		11,380

			41,861

SOUTH DAKOTA 0.1%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	6,600		6,574

TENNESSEE 1.1%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	7,000		7,383
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	150		144
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000		2,106
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000		5,051
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (FHLMC Insured), Series 2024
5.150% due 08/01/2043	12,500		13,152
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	6,680		6,917
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000		817
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022
5.250% due 07/01/2032	1,205		1,340
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	10,400		11,213
Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000		6,397
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685		1,782

			56,302

TEXAS 12.4%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	1,000		50
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2044	3,420		3,364
4.125% due 08/15/2054	2,400		2,178
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	2,500		2,469
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	3,200		3,225
Austin, Texas Airport System Revenue Bonds, Series 2026
5.000% due 11/15/2041	7,500		8,173
5.000% due 11/15/2043	15,000		16,168
Austin, Texas Airport System Revenue Notes, Series 2026
5.000% due 11/15/2034	3,000		3,358
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	5,000		5,267
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	3,400		3,266
Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	4,000		4,008
Board of Regents of the University of Texas System Revenue Bonds, Series 2026
5.000% due 08/15/2039	5,000		5,715
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2039	3,500		3,829
City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2050	2,785		2,908
5.000% due 08/15/2055	5,170		5,353
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	3,675		3,700
5.250% due 02/15/2043	3,900		4,222
5.250% due 02/15/2045	1,925		2,067
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855		8,605
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	6,000		6,518
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050	10,500		11,452
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	3,650		3,967
Denton Essential Investments Public Facility Corp.
6.697% due 01/01/2059 «	22,500		21,557

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053		16,500		17,159
Denton, Texas Essential Investments Public Facility Corp.
7.095% due 06/02/2059 «		31,400		31,513
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040		7,450		8,169
5.000% due 02/15/2042		8,450		9,210
Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049		8,000		7,491
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034		7,435		7,376
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038		5,000		5,401
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2026
5.000% due 08/15/2042		3,640		4,067
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049		3,395		3,555
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043		781		794
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048		12,540		13,137
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049		4,000		4,046
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049		2,000		1,889
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2034		7,890		8,882
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2036		7,480		8,486
Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042		9,000		9,852
Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037		2,000		2,168
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036		15,000		16,287
Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044		1,500		1,469
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050		5,000		4,728
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053		5,000		5,155
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055		10,000		10,426
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053		1,250		1,183
Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029		1,250		1,258
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051		6,000		6,115
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045		7,900		8,626
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042		5,000		5,032
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047		8,750		8,883
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049		3,170		2,972
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054		8,000		8,174
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046 ^		415		404
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040		3,000		2,938
5.000% due 01/01/2047		1,160		1,161
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 08/15/2060		3,780		3,997
North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039		11,400		12,729
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038		7,400		8,297
5.000% due 07/01/2039		5,000		5,580
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036		100		100
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054		5,680		5,903
San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048		7,700		7,460
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2044		8,750		9,459
San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044		1,010		1,042
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051		5,000		5,161
5.000% due 11/15/2052		2,800		3,001
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049		5,000		5,236

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063		13,500		13,500
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056		12,930		14,372
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.080% (TSFR3M) due 12/15/2026 ~		4,000		4,002
Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036		40,500		42,875
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037		1,875		1,863
Texas State University System Revenue Bonds, Series 2026
5.000% due 03/15/2047		1,280		1,367
5.000% due 03/15/2048		1,470		1,561
Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2037		2,575		2,966
5.000% due 04/01/2038		3,375		3,860
5.000% due 04/01/2039		9,000		10,226
5.000% due 04/01/2040		11,000		12,429
Texas Transportation Commission General Obligation Notes, Series 2026
5.000% due 04/01/2036		7,295		8,475
Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050		31,900		33,638
Texas Water Development Board Revenue Bonds, Series 2021
4.000% due 10/15/2046		4,975		4,892
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052		7,200		7,302
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048		19,825		20,421
5.000% due 10/15/2058		4,000		4,147
Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2043		9,000		9,435
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045		2,000		2,004
Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2043		4,335		4,747
5.000% due 02/15/2044		2,200		2,398

				633,870

UTAH 1.0%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2044		4,000		4,455
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051		3,500		3,204
Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042		3,000		3,030
5.000% due 07/01/2047		6,750		6,780
Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043		1,000		1,080
Skyfall Infrastructure Financing District, Utah Special Assessment Bonds, Series 2026
7.000% due 12/01/2055		5,000		5,018
Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047		2,500		2,269
Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043		2,750		2,684
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055		7,295		8,253
Utah Transit Authority Revenue Bonds, Series 2023
5.000% due 12/15/2041		11,000		12,140

				48,913

VIRGINIA 0.8%
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.250% due 07/01/2043		3,500		3,806
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038		1,100		1,102
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2026
5.250% due 01/01/2045		3,000		3,274
Lynchburg Economic Development Authority, Virginia Revenue Notes, Series 2026
5.000% due 01/01/2036		3,750		4,209
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051		10,725		9,893
Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053		2,345		2,415
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044		7,375		6,173
5.500% due 07/01/2049		2,500		2,009
Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049		3,250		2,990

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.250% due 06/15/2050		7,000		7,357

				43,228

WASHINGTON 2.4%
Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2043		6,250		6,905
Energy Northwest, Washington Revenue Bonds, Series 2026
5.000% due 07/01/2037		10,000		11,546
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051		2,000		1,895
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047		2,000		2,021
Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035		6,240		7,004
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037		1,500		1,484
Washington State General Obligation Bonds, Series 2023
5.000% due 08/01/2048		10,000		10,528
Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035		1,360		1,564
5.000% due 07/01/2036		2,995		3,423
Washington State General Obligation Bonds, Series 2026
5.000% due 08/01/2049		32,905		35,273
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2038		1,500		1,621
5.000% due 07/01/2039		1,500		1,615
Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037		6,805		6,392
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.221% due 03/01/2050		8,775		8,639
Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041		20,034		19,516
Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2033		1,000		1,096
5.000% due 07/01/2034		1,000		1,096

				121,618

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055		8,525		9,306
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2048		6,300		6,846
West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 08/01/2027		3,000		3,045

				19,197

WISCONSIN 1.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035		2,110		2,078
5.250% due 03/01/2045		1,825		1,828
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051		1,040		898
4.000% due 03/31/2056		4,690		3,939
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052		9,000		9,116
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055		20,745		20,745
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.750% due 07/01/2054		3,500		3,650
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040		500		534
5.000% due 11/15/2041		715		760
5.000% due 11/15/2045		1,150		1,195
5.250% due 06/15/2045		1,000		1,080
5.250% due 06/15/2050		500		525
5.250% due 11/15/2055		1,700		1,746
5.750% due 12/31/2065		15,650		16,406
Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025
5.000% due 07/01/2050		3,000		3,063
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)		3,200		2,018
0.000% due 12/15/2039 (d)		3,250		1,844
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054		5,000		4,875
5.250% due 02/15/2054		2,500		2,610
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046		580		535
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.300% due 04/01/2048		5,100		5,100

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.000% due 10/15/2036		2,375		2,410

				86,955

Total Municipal Bonds & Notes (Cost $4,494,377)				4,609,889

U.S. GOVERNMENT AGENCIES 2.0%
Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043		5,446		4,969
3.660% due 01/01/2039		3,322		3,183
3.790% due 07/01/2040		1,935		1,825
3.800% due 01/01/2040		9,769		9,274
3.850% due 02/01/2038 - 07/01/2039		5,867		5,578
4.000% due 01/01/2039		2,000		1,945
4.250% due 08/01/2038 - 06/01/2041		15,883		15,616
4.300% due 10/01/2038		10,040		10,035
4.370% due 03/01/2040		3,788		3,796
4.400% due 11/01/2040		4,771		4,779
4.600% due 03/01/2041		4,695		4,786
4.900% due 02/01/2040		4,042		4,256
5.210% due 08/01/2040		11,875		12,856
5.360% due 06/01/2039		7,373		8,086
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~		8,474		7,595
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.192% due 07/15/2040 •		6,802		6,999

Total U.S. Government Agencies (Cost $101,269)				105,578

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Notes
3.375% due 02/29/2028		121,900		120,390
3.500% due 02/28/2031		96,600		93,774
4.125% due 03/31/2031		8,300		8,270
4.250% due 02/28/2031		46,700		46,785
4.625% due 04/30/2031		62,200		63,321

Total U.S. Treasury Obligations (Cost $335,592)				332,540

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
FIAC
7.000% due 07/01/2049 «		28,000		27,912
Indiana Housing & Community Development Authority
4.600% due 01/01/2042		4,740		4,847
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041		2,469		2,550
4.800% due 07/01/2045		4,200		4,286

Total Non-Agency Mortgage-Backed Securities (Cost $39,321)				39,595

Total Investments in Securities (Cost $4,970,559)				5,087,602

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		885,336		8,624

Total Short-Term Instruments (Cost $8,600)				8,624

Total Investments in Affiliates (Cost $8,600)				8,624

Total Investments 99.4% (Cost $4,979,159)				$5,096,226
Other Assets and Liabilities, net 0.6%				30,184

Net Assets 100.0%				$5,126,410

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614%	08/25/2041	1/22/2025	$4,912	$5,148	0.10%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.770	08/15/2038	09/14/2021	3,076	3,008	0.06
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,415	2,392	0.05

				$10,403	$10,548	0.21%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$242,780	$0	$242,780
Alaska	0	7,840	0	7,840
Arizona	0	58,852	0	58,852
Arkansas	0	47,272	0	47,272
California	0	283,192	0	283,192
Colorado	0	126,817	0	126,817
Connecticut	0	9,560	0	9,560
District of Columbia	0	80,421	0	80,421
Florida	0	222,257	0	222,257
Georgia	0	85,150	0	85,150
Idaho	0	2,193	0	2,193
Illinois	0	255,304	0	255,304
Indiana	0	123,616	0	123,616
Iowa	0	9,438	0	9,438
Kentucky	0	83,924	0	83,924
Louisiana	0	29,858	0	29,858
Maine	0	9,049	0	9,049
Maryland	0	27,000	0	27,000
Massachusetts	0	156,164	0	156,164
Michigan	0	71,815	0	71,815
Minnesota	0	49,574	0	49,574
Mississippi	0	5,325	0	5,325
Missouri	0	29,790	0	29,790
Montana	0	3,072	0	3,072
Multi-State	0	97,484	0	97,484
Nebraska	0	2,326	0	2,326
Nevada	0	5,418	0	5,418
New Hampshire	0	87,049	0	87,049
New Jersey	0	45,499	0	45,499
New Mexico	0	11,985	0	11,985
New York	0	652,909	0	652,909
North Carolina	0	58,977	0	58,977
North Dakota	0	2,297	0	2,297
Ohio	0	165,391	0	165,391
Oklahoma	0	16,193	0	16,193
Oregon	0	7,478	0	7,478
Pennsylvania	0	221,042	0	221,042

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Puerto Rico	0	125,922	0	125,922
Rhode Island	0	31,138	0	31,138
South Carolina	0	41,861	0	41,861
South Dakota	0	6,574	0	6,574
Tennessee	0	56,302	0	56,302
Texas	0	580,800	53,070	633,870
Utah	0	48,913	0	48,913
Virginia	0	43,228	0	43,228
Washington	0	121,618	0	121,618
West Virginia	0	19,197	0	19,197
Wisconsin	0	86,955	0	86,955
U.S. Government Agencies	0	105,578	0	105,578
U.S. Treasury Obligations	0	332,540	0	332,540
Non-Agency Mortgage-Backed Securities	0	11,683	27,912	39,595

	$0	$5,006,620	$80,982	$5,087,602
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,624	$0	$0	$8,624

Total Investments	$8,624	$5,006,620	$80,982	$5,096,226

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,513	$0	$(4,690)	$0	$0	$1,177	$0	$0	$0	$997
Municipal Bonds & Notes
Texas	53,757	0	0	0	0	(687)	0	0	53,070	(687)
Non-Agency Mortgage-Backed Securities	0	27,912	0	0	0	0	0	0	27,912	0

Totals	$57,270	$27,912	$(4,690)	$0	$0	$490	$0	$0	$80,982	$310

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Municipal Bonds & Notes Texas	$53,070	Discounted Cash Flow	Discount Rate	6.740 - 7.430	7.020
Non-Agency Mortgage-Backed Securities	27,912	Recent Transaction	Purchase Price	99.684	—

Total	$80,982

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust